UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-21172

                      Scudder RREEF Real Estate Fund, Inc.
                      ------------------------------------
               (Exact name of registrant as specified in charter)


                                One South Street
                               Baltimore, MD 21202
                               -------------------
               (Address of principal executive offices) (Zip code)


                                  Charles Rizzo
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-3488
                                                     --------------

Date of fiscal year end:  12/31
                          -----

Date of reporting period: 3/31/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder RREEF Real Estate Fund, Inc.
Investment Portfolio as of March 31, 2005 (Unaudited)
---------------------------------------------------------------------------------------------------------------------------

                                                                                            Shares                Value ($)
                                                                                       ------------------------------------


Common Stocks 113.8%
Apartments 19.7%
Amli Residential Properties Trust (REIT)                                                   564,400              15,458,916
Apartment Investment & Management Co. "A" (REIT)                                           581,100              21,616,920
Avalonbay Communities, Inc. (REIT)                                                         171,600              11,478,324
Gables Residential Trust (REIT)                                                            589,800              19,640,340
GMH Communities Trust (REIT)                                                               305,500               3,577,405
                                                                                                              ------------
                                                                                                                71,771,905

Diversified 22.4%
American Campus Communities, Inc. (REIT) (c)                                               736,602              15,468,642
American Financial Realty Trust (REIT)                                                     734,700              10,748,661
Canyon Ranch Holdings LLC (REIT)                                                           230,400               5,576,026
Crescent Real Estate Equities Co. (REIT)                                                   215,100               3,514,734
Crystal River Capital 144A*                                                                167,500               4,187,500
Digital Realty Trust, Inc. (REIT)                                                          409,500               5,884,515
iStar Financial, Inc. (REIT)                                                               526,000              21,660,680
Lexington Corporate Properties Trust (REIT)                                                659,100              14,460,654
                                                                                                              ------------
                                                                                                                81,501,412

Health Care 9.1%
Senior Housing Properties Trust (REIT)                                                     592,300               9,879,564
Ventas, Inc. (REIT)                                                                        930,200              23,217,792
                                                                                                              ------------
                                                                                                                33,097,356

Hotels 7.0%
Eagle Hospitality Properties Trust, Inc. (REIT)                                            352,900               3,165,513
Hersha Hospitality Trust (REIT)                                                            535,300               5,336,941
Sunstone Hotel Investors, Inc. (REIT)                                                      794,800              17,048,460
                                                                                                              ------------
                                                                                                                25,550,914

Industrial 10.7%
First Industrial Realty Trust, Inc. (REIT)                                                 376,200              14,231,646
Liberty Property Trust (REIT)                                                              633,900              24,753,795
                                                                                                              ------------
                                                                                                                38,985,441

Office 20.7%
Arden Realty Group, Inc. (REIT)                                                            487,400              16,498,490
CRT Properties, Inc. (REIT)                                                                270,600               5,893,668
Glenborough Realty Trust, Inc. (REIT)                                                      261,600               5,001,792
Highwoods Properties, Inc. (REIT)                                                          481,500              12,913,830
HRPT Properties Trust (REIT)                                                             1,254,971              14,946,705
Mack-Cali Realty Corp. (REIT)                                                              468,800              19,853,680
                                                                                                              ------------
                                                                                                                75,108,165

Regional Malls 16.4%
Feldman Mall Properties, Inc. (REIT)*                                                      436,300               5,283,593
Glimcher Realty Trust (REIT)                                                             1,024,050              24,269,985
Simon Property Group, Inc. (REIT)                                                          419,597              25,419,186
The Macerich Co. (REIT)                                                                     91,000               4,848,480
                                                                                                              ------------
                                                                                                                59,821,244

Shopping Centers 7.8%
Heritage Property Investment Trust (REIT)                                                  518,900              15,400,952
Regency Centers Corp. (REIT)                                                               274,000              13,050,620
                                                                                                              ------------
                                                                                                                28,451,572


Total Common Stocks (Cost $315,535,022)                                                                        414,288,009
                                                                                                              ------------
                                                                                                  Principal
                                                                                                  Amount ($)      Value ($)

Convertible Bond 1.4%
Hotels
Meristar Hospitality Corp., 9.5%, 4/1/2010
(Cost $4,000,000)                                                                        4,000,000               4,935,000
                                                                                                              ------------
                                                                                            Shares                Value ($)

Preferred Stocks 22.5%
Apartments 1.5%
Associated Estates Realty Corp., 8.7%, Series II (REIT)                                    221,000               5,657,600
                                                                                                              ------------
Diversified 1.1%
Digital Realty Trust, Inc., 8.5%, Series A (REIT)                                          151,200               3,931,200
                                                                                                              ------------
Health Care 1.6%
LTC Properties, Inc., 8.0%, Series F (REIT)                                                225,000               5,789,250
                                                                                                              ------------
Hotels 6.7%
Boykin Lodging Co., 10.5%, Series A (REIT)                                                  84,600               2,368,800
Equity Inns, Inc., 8.75%, Series B (REIT)                                                  498,000              12,807,962
Strategic Hotel Capital, Inc., 8.5%, 144A (REIT)*                                          167,500               4,145,625
Sunstone Hotel Investors, Inc., 8.0%, Series A (REIT)*                                     196,500               4,980,057
                                                                                                              ------------
                                                                                                                24,302,444

Regional Malls 1.7%
Taubman Centers, Inc., 8.3%, Series A (REIT)                                                71,700               1,808,274
Taubman Centers, Inc., 8.0%, Series G (REIT)                                               170,747               4,422,347
                                                                                                              ------------
                                                                                                                 6,230,621

Shopping Centers 9.8%
Cedar Shopping Centers, Inc., 8.875% (REIT)                                                150,000               3,937,500
Ramco-Gershenson Properties Trust, 9.5%, Series B (REIT)                                   208,000               5,600,400
The Mills Corp., 9.0%, Series C (REIT)                                                     500,000              13,109,400
The Mills Corp., 8.75%, Series E (REIT)                                                    190,000               4,962,800
Urstadt Biddle Properties, Inc., 8.5%, Series C (REIT)                                      75,000               8,039,063
                                                                                                              ------------
                                                                                                                35,649,163

Storage 0.1%
Public Storage, Inc., 10.00%, Series A (REIT)                                               12,800                 358,656
                                                                                                              ------------

Total Preferred Stocks (Cost $78,272,429)                                                                       81,918,934
                                                                                                              ------------
Other 3.4%
InnKeepers USA Trust (REIT) (Limited Partnership) (b)
(Cost $8,662,729)                                                                          901,333              12,186,022
                                                                                                              ------------
Cash Equivalents 1.1%
Scudder Cash Management QP Trust, 2.69% (a)
(Cost $3,981,673)                                                                        3,981,673               3,981,673
                                                                                                              ------------

                                                                                            % of
                                                                                          Net Assets           Value ($)
                                                                                          ----------           ---------

Total Investment Portfolio  (Cost $410,451,853)                                              142.2             517,309,638
Other Assets and Liabilities, Net                                                              1.8               6,586,122
Preferred Stock, at Redemption Value                                                         -44.0            -160,000,000
                                                                                                              ------------
Net Assets                                                                                   100.0             363,895,760
                                                                                                              ============
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*     Non-income producing security.

(a)     Scudder Cash Management QP Trust is managed by Deutsche Investment Management
Americas Inc.  The rate shown is the annualized seven-day yield at period end.

(b) The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange
Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.


                                                      Acquisition                                              As a % of
Restricted Security                                   Date             Cost ($)                 Value ($)      Net Assets
----------------------------------------------------------------------------------------------------------------------------
InnKeepers USA Trust (REIT)                           November 2002-
(Limited Partnership)                                 March 2004       8,662,729                 12,186,022            3.3
----------------------------------------------------------------------------------------------------------------------------

(c) Affiliated issuers. An affiliated issuer is a company in which the Fund has ownership of at least 5% of the outstanding voting securities. A summary of the Fund's transactions during the three months ended March 31, 2005 with companies which are or were affiliates is as follows:

                                                                     Realized                      Value
                                         Common     Purchase  Sales  Gain/        Dividend           at
Affiliate                                Shares     Cost($)  Cost($) Loss($)      Income($)     3/31/2005 ($)
-------------------------------------------------------------------------------------------------------------
American Campus
Communities, Inc.
(REIT)                                     736,602       -        -            -     248,603     15,468,642
-------------------------------------------------------------------------------------------------------------

REIT:  Real Estate Investment Trust

At March 31, 2005, open interest rate swaps were as follows:


      Effective/                                                                  Cash Flows                Net Unrealized
      Expiration          Notional                   Cash Flows Paid             Received by the              Appreciation
        Dates            Amount($)                    by the Fund                    Fund                        (US$)
----------------------------------------------------------------------------------------------------------------------------
      1/14/2004                                                                   USD-Floating
      1/14/2008            40,000,000 +             Fixed - 2.992%                LIBOR BBA                      1,352,000
----------------------------------------------------------------------------------------------------------------------------
      1/28/2003                                                                   USD-Floating
      1/28/2008            40,000,000 +             Fixed - 3.247%                LIBOR BBA                      1,104,000
----------------------------------------------------------------------------------------------------------------------------
      1/28/2003                                                                   USD-Floating
      1/28/2010            40,000,000 +             Fixed - 3.769%                LIBOR BBA                      1,296,000
----------------------------------------------------------------------------------------------------------------------------
      1/28/2003                                                                   USD-Floating
      1/28/2010            40,000,000 +             Fixed - 4.258%                LIBOR BBA                      1,216,000
----------------------------------------------------------------------------------------------------------------------------
Total net unrealized appreciation                                                                                 4,968,000
----------------------------------------------------------------------------------------------------------------------------

Counter Party:
+ UBS AG

LIBOR: Represents the London InterBank Offered Rate
BBA:  British Bankers' Association

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         RREEF Real Estate Fund, Inc.


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               May 26, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         RREEF Real Estate Fund, Inc.

By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               May 26, 2005



By:                                 /s/Paul Schubert
                                    -----------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               May 26, 2005